Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Weighted average number of shares diluted	79,397,695	70,000,000
Diluted net (loss) income per share	$ (0.04)	$ (0.02)